Cover	Jun. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2026
Entity File Number	811-23222
Entity Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	690 Lee Road
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	386-4068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Hartford AAA CLO ETF
Entity Information [Line Items]
Entity Tax Identification Number	82-4419512
Hartford Alpha Capture Growth ETF
Entity Information [Line Items]
Entity Tax Identification Number	41-4852481
Hartford Alpha Capture Value ETF
Entity Information [Line Items]
Entity Tax Identification Number	41-1821330
Hartford Core Bond ETF
Entity Information [Line Items]
Entity Tax Identification Number	84-3642048
Hartford Dynamic Bond ETF
Entity Information [Line Items]
Entity Tax Identification Number	39-2519528
Hartford Equity Premium Income ETF
Entity Information [Line Items]
Entity Tax Identification Number	39-4420631
Hartford Large Cap Growth ETF
Entity Information [Line Items]
Entity Tax Identification Number	87-1168105
Hartford Municipal Opportunities ETF
Entity Information [Line Items]
Entity Tax Identification Number	82-1911110
Hartford Strategic Income ETF
Entity Information [Line Items]
Entity Tax Identification Number	87-0898457
Hartford Schroders Tax-Aware Bond ETF
Entity Information [Line Items]
Entity Tax Identification Number	82-1959543
Hartford Total Return Bond ETF
Entity Information [Line Items]
Entity Tax Identification Number	82-1059347
Hartford AAA CLO ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford AAA CLO ETF
Trading Symbol	TRPA
Security Exchange Name	CboeBZX
Hartford Alpha Capture Growth ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Alpha Capture Growth ETF
Trading Symbol	ACGO
Security Exchange Name	CboeBZX
Hartford Alpha Capture Value ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Alpha Capture Value ETF
Trading Symbol	ACVU
Security Exchange Name	CboeBZX
Hartford Core Bond ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Core Bond ETF
Trading Symbol	HCRB
Security Exchange Name	CboeBZX
Hartford Dynamic Bond ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Dynamic Bond ETF
Trading Symbol	DYNB
Security Exchange Name	NASDAQ
Hartford Equity Premium Income ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Equity Premium Income ETF
Trading Symbol	HEMI
Security Exchange Name	CboeBZX
Hartford Large Cap Growth ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Large Cap Growth ETF
Trading Symbol	HFGO
Security Exchange Name	CboeBZX
Hartford Municipal Opportunities ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Municipal Opportunities ETF
Trading Symbol	HMOP
Security Exchange Name	NYSEArca
Hartford Strategic Income ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Strategic Income ETF
Trading Symbol	HFSI
Security Exchange Name	CboeBZX
Hartford Schroders Tax-Aware Bond ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Schroders Tax-Aware Bond ETF
Trading Symbol	HTAB
Security Exchange Name	NYSEArca
Hartford Total Return Bond ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Total Return Bond ETF
Trading Symbol	HTRB
Security Exchange Name	NYSEArca